Stock-based compensation plans	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Stock-based compensation plans
21.	Stock-based compensation plans
The stock-based compensation expense for the fiscal years ended March 31, 2024, 2025 and 2026 was 21,657 million yen, 29,416 million yen and 39,102 million yen, respectively.
The above amounts include expenses related to the Financial Services business. In connection with the Resolution for the plan regarding the execution of the Partial
Spin-off
of the Financial Services business, the Financial Services business was classified as a discontinued operation. Therefore, expenses related to the Financial Services business are included in net income (loss) from discontinued operations in the consolidated statements of income.
Sony Group Corporation has stock-based compensation plans primarily in the form of a stock option plan for Corporate Executive Officers and employees of Sony Group Corporation, and the directors, other officers and employees of its subsidiaries, and a restricted stock unit plan (the “RSU Plan”) for Directors, Senior Executives, other officers and employees of Sony Group Corporation, and the directors, other officers and employees of its subsidiaries.

(1)	Stock option plan
The stock acquisition rights granted under the stock option plan primarily have a three-year vesting schedule and are exercisable up to 10 years from the date of grant. Sony Group Corporation either issues new shares of common stock or reissues existing treasury stock upon the exercise of these rights.
As of October 1, 2024, Sony Group Corporation conducted a
five-for-one
stock split of its common stock. The following weighted-average fair value per share at the date of grant of stock acquisition rights, the number of shares, the weighted-average exercise price, the weighted-average stock price at the time when the stock acquisition rights were exercised, the exercise price and the balance of unexercised stock acquisition rights at the end of the fiscal year are calculated assuming that the stock split was implemented at the beginning of the fiscal year ended March 31, 2024.
As a result of the execution of the Partial Spin-off of the Financial Services business, Sony Group Corporation adjusted the exercise prices of its stock acquisition rights. The adjustment did not result in a material increase in the fair value per share.

The fair value of stock acquisition rights on the date of grant and used to recognize compensation expense for the fiscal years ended March 31, 2024, 2025 and 2026 was estimated using the Black-Scholes model, and the weighted-average fair value per share right at the date of grant of stock acquisition rights granted during the fiscal years ended March 31, 2024, 2025 and 2026 was 733 yen, 875 yen and 1,386 yen, respectively. A summary of the activities regarding the stock option plan during the fiscal years ended March 31, 2024, 2025 and 2026 is as follows:

	Fiscal year ended March 31
	2024		2025		2026
	Number of shares	Weighted- average exercise price	Number of shares	Weighted- average exercise price	Number of shares	Weighted- average exercise price
		Yen		Yen		Yen
Outstanding at beginning of the fiscal year	98,457,500	2,062	97,809,500	2,330	81,169,300	2,442

Granted	12,190,500	2,533	4,302,800	2,927	2,977,000	4,461

Exercised	(10,608,500)	1,359	(18,930,500)	1,843	(18,290,600)	2,291

Forfeited or expired	(2,230,000)	2,660	(2,012,500)	2,796	(840,800)	2,631

Outstanding at end of the fiscal year	97,809,500	2,330	81,169,300	2,442	65,014,900	2,595

Exercisable at end of the fiscal year	59,409,500	2,166	59,515,500	2,403	54,224,900	2,465
The weighted-average stock price at the time when the stock acquisition rights were exercised during the fiscal years ended March 31, 2024, 2025 and 2026 was 2,629 yen, 3,238 yen and 4,017 yen, respectively.

A summary of unexercised stock acquisition rights as of March 31, 2024, 2025 and 2026 is as follows:

Series	Date of grant	Exercise term	Exercise price	Outstanding at end of the fiscal year (shares)
				2024	2025	2026
28 th	November 20, 2014	November 20, 2015 to November 19, 2024	¥483	417,500	-	-
29 th	November 20, 2014	November 20, 2015 to November 19, 2024	$4.14	613,500	-	-
30 th	November 19, 2015	November 19, 2016 to November 18, 2025	¥681	445,000	230,500	-
31 st	November 19, 2015	November 19, 2016 to November 18, 2025	$4.68	656,500	337,000	-
32 nd	November 22, 2016	November 22, 2017 to November 21, 2026	¥673	1,157,000	755,500	404,500
33 rd	November 22, 2016	November 22, 2017 to November 21, 2026	$5.39	1,430,500	983,000	476,500
34 th	November 21, 2017	November 21, 2018 to November 20, 2027	¥1,047	1,401,000	944,500	629,000
35 th	November 21, 2017	November 21, 2018 to November 20, 2027	$8.32	2,528,500	1,486,500	1,005,000
36 th	February 28, 2018	February 28, 2019 to February 27, 2028	¥1,089	7,500	4,500	3,000
38 th	November 20, 2018	November 20, 2019 to November 19, 2028	¥1,288	2,983,500	2,308,500	1,681,000
39 th	November 20, 2018	November 20, 2019 to November 19, 2028	$10.42	3,271,500	1,926,500	1,326,500
40 th	November 20, 2019	November 20, 2020 to November 19, 2029	¥1,341	4,373,000	2,799,000	1,706,000
41 st	November 20, 2019	November 20, 2020 to November 19, 2029	$11.37	4,582,000	2,736,000	2,356,000
43 rd	November 18, 2020	November 18, 2021 to November 17, 2030	¥1,848	8,270,000	6,386,000	4,247,000
44 th	November 18, 2020	November 18, 2021 to November 17, 2030	$16.67	8,573,000	5,641,000	4,117,500
45 th	November 18, 2021	November 18, 2022 to November 17, 2031	¥2,870	11,656,000	10,635,000	7,535,500
46 th	November 18, 2021	November 18, 2022 to November 17, 2031	$24.15	10,689,000	10,119,500	7,206,000
47 th	November 16, 2022	November 16, 2023 to November 15, 2032	¥2,278	12,006,000	10,686,500	8,823,000
48 th	November 16, 2022	November 16, 2023 to November 15, 2032	$14.75	10,620,000	7,836,500	6,079,500
49 th	November 27, 2023	November 27, 2024 to November 26, 2033	¥2,589	6,471,000	6,392,000	5,950,500
50 th	November 27, 2023	November 27, 2024 to November 26, 2033	$16.27	5,657,500	4,658,500	4,292,500
51 st	November 25, 2024	November 25, 2025 to November 24, 2034	¥2,948	-	2,867,000	2,844,800
52 nd	November 25, 2024	November 25, 2025 to November 24, 2034	$18.10	-	1,435,800	1,362,100
53 rd	November 25, 2025	November 25, 2026 to November 24, 2035	¥4,512	-	-	2,030,700
54 th	November 25, 2025	November 25, 2026 to November 24, 2035	$28.88	-	-	938,300
As a result of the execution of the Partial
Spin-off
of the Financial Services business, the exercise prices of certain stock acquisition rights that were previously issued for the purpose of granting stock options have been adjusted, and the above exercise prices are presented as the adjusted amounts.

(2)	Restricted stock unit plan
The restricted stock units granted under the RSU Plan primarily have a three-year vesting schedule. Upon vesting, Sony Group Corporation promptly delivers shares of common stock corresponding to the number of units vested. Sony Group Corporation either issues new shares of common stock or reissues existing treasury stock upon delivering shares of common stock.
As of October 1, 2024, Sony Group Corporation conducted a
five-for-one
stock split of its common stock. The following number of rights and the weighted-average fair value per share on the grant date are calculated assuming that the stock split was implemented at the beginning of the fiscal year ended March 31, 2024.
In connection with the execution of the Partial Spin-off of the Financial Services business, Sony Group Corporation adjusted the number of shares to be delivered upon the vesting of restricted stock units previously granted. The adjustment did not result in a material increase in the fair value per unit.
A summary of the activities regarding the restricted stock unit plan during the fiscal years ended March 31, 2024, 2025 and 2026 is as follows:

	Fiscal year ended March 31
	2024	2025	2026
	Number of rights (share) *	Number of rights (share) *	Number of rights (share) *
Outstanding at beginning of the fiscal year	2,443,150	8,255,925	15,089,851

Units granted	6,913,640	10,215,944	8,885,104

Adjustment of the number of shares to be delivered	-	-	493,816

Vesting	(757,040)	(2,746,775)	(5,250,576)

Forfeited	(343,825)	(635,243)	(1,370,809)

Outstanding at end of the fiscal year	8,255,925	15,089,851	17,847,386

*
The outstanding number of rights (shares) at the beginning and end of the fiscal year represents the number of shares of Sony Group Corporation’s common stock to be delivered upon vesting of the restricted stock units.

The fair value of restricted stock units on the date of grant and used to recognize compensation expense for the fiscal years ended March 31, 2024, 2025 and 2026 was based on the closing price per share of common stock on the grant date, adjusted to reflect the expected dividends not received during the vesting period.
 The weighted-average fair value per share on the grant date of the restricted stock units during the fiscal years ended March 31, 2024, 2025 and 2026 is as follows:

	Fiscal year ended March 31
	2024		2025		2026
Date of grant	July 25, 2023	November 27, 2023	July 25, 2024	November 25, 2024	July 25, 2025	November 25, 2025
The weighted-average fair value (Yen)	2,587	2,532	2,644	2,944	3,663	4,351